Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 637,000
Previously Paid Amount	0.00
Total Fee Amount	87.97
Total Offset Amount	0.00
Net Fee	87.97
Narrative - Max Aggregate Offering Price	$ 637,000
Final Prospectus	true